Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,855)	$ (10,725)	$ (23,359)	$ (32,298)	$ (42,590)	$ (38,878)
Other comprehensive income (loss):
Net unrealized gain (loss) on marketable debt securities		14		14	14	(14)
Total comprehensive loss	$ (10,855)	$ (10,711)	$ (23,359)	$ (32,284)	$ (42,576)	$ (38,892)